THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Rollover
ChoicePlusSM Signature, ChoicePlusSM Advisory
InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Signature
ChoicePlusSM Advisory, InvestmentSolutionsSM

Supplement dated October 16, 2018 to the Prospectus dated May 1, 2018.

This supplement outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This supplement is for informational purposes and requires no action on your part.
The name of the following fund will be changed effective November 19, 2018. There are no changes to the fees or investment objective. All other information about the fund can be found in the fund's prospectus.
CURRENT FUND NAME	NEW FUND NAME

LVIP Select Core Equity Managed Volatility Fund	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

Please retain this supplement for future reference.